Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,636,300,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,468,873.03
Total Offset Amount	0.00
Net Fee	$ 1,468,873.03